WARRANTS LIABILITIES (Details) - Warrants $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) D $ / shares shares	Dec. 31, 2024 USD ($)
WARRANTS LIABILITIES
Balance as of January 1, | $	$ 2,450	$ 1,485
Loss (gain) from revaluation to fair value through profit or loss | $	(227)	965
Balance as of December 31, | $	$ 2,223	$ 2,450
Number of shares purchased for a warrant | shares	1
Warrant price | $ / shares	$ 11.5
Public Warrants exercisable term after the completion of BCA	30 days
Exercise period of warrants	5 years
Redemption of warrants when the price per share of ordinary shares equals or exceeds $18.00
WARRANTS LIABILITIES
Redemption price | $ / shares	$ 0.01
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 18
Threshold trading days for redemption of warrants | D	20
Threshold consecutive trading days for redemption of warrants | D	30